ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2020
ACQUISITIONS AND DISPOSALS
ACQUISITIONS AND DISPOSALS

4.     ACQUISITIONS AND DISPOSALS

For the year ended December 31, 2018

Acquisition of Guofu Huimei, Beijing Century Friendship, BPMC and CMCC

In June 2018, MHM, a subsidiary of the Group entered into separate agreements with Guofu Huimei, an equity investee of the Group, to purchase all its 78.31% equity interests in Beijing Century Friendship which holds 55% equity interests of BPMC and 54.8% equity interests of CMCC at consideration of RMB 388,500 and RMB182,100, respectively. The consideration was paid in June 2018 and July 2018 and related commercial registration was completed on July 26, 2018 and October 8, 2018, respectively. Meanwhile, ZR Guofu and Guofu Huimei reached an agreement, according to which ZR Guofu will withdraw its original investments in Guofu Huimei, amounting to RMB746,000, then the Group became the sole shareholder of Guofu Huimei after ZR Guofu's investment withdrawn in July 2018 and commercial registration completed on September 3, 2018.

The Group previously held 21.69% equity interests in Beijing Century Friendship, 25% directly interests in BPMC, 35.2% equity interests of CMCC and 26.06% equity interests of Guofu Huimei prior to the transactions mentioned above. Upon the completion of the transactions, the Group will hold 100% equity interests of Beijing Century Friendship, 55% equity interests of BPMC and 90% equity interests of CMCC through MHM, 25% equity interests of BPMC through King Cheers and 100% equity interests of Guofu Huimei through Shanghai Medstar and BJCMT. The Group account for it as a single transaction and obtained control of Guofu Huimei, Beijing Century Friendship, BPMC and CMCC on October 8, 2018. The fair value of the gross assets acquired during the acquisition is not concentrated in a single identifiable asset or a group of similar identifiable assets and it meets the definition of a business and was accounted for as business acquisition under ASC 805.

The Group has completed the valuations necessary, with the assistance of an independent third-party valuation firm, to assess the fair values of the tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest, resulting a goodwill was recognized as of the acquisition date. The valuation utilized generally accepted valuation methodologies including the income, market and cost approaches. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interest as of October 8, 2018, the date of acquisition:

RMB
Current assets	47,827
Property, plant and equipment, net	17,297
Intangible assets*	454,013
Long term investments	300,504
Other non-current assets	108,322
Deferred tax assets	185
Goodwill	165,171
Current liabilities	(61,454)
Non-current liability	(165,436)
Deferred tax liabilities	(113,340)
Noncontrolling interests	(99,480)
Total	653,609

RMB
Total purchase price is comprised of:
- Cash consideration	570,600
- Fair value of previously hold equity interests	520,625
- Effective extinguishment of loans from the acquisition	(437,616)
Total	653,609

*     Acquired amortizable intangible assets primarily include two operating licenses of hospitals of RMB164,440 and RMB272,910 respectively and a favorable lease contract of RMB16,010. The operating licenses have estimated amortization periods of 20 years and the favorable lease contract has estimated amortization periods of 12 years.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2017 and 2018 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition taken place on January 1, 2017, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2017	2018
	RMB	RMB

Net revenues	4,569	12,056
Net loss	(70,018)	(63,159)

The results of operations of Guofu Huimei, Beijing Century Friendship, BPMC and CMCC since the acquisition date included in the consolidated statement of comprehensive loss of the Company for the year ended December 31, 2018 is as follows:

For the Years Ended
December 31,
2018
RMB

Net revenues	4,827
Net loss	(5,639)

The aggregate purchase price allocation includes acquisition of certain acquirees, which were equity method investees of the Company prior to the acquisitions. In aggregate, a re-measurement gain relating to the Company’s pre-existing equity interest of RMB28,846 was recognized in other income in the consolidated income statement for the year ended December 31, 2018. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective dates of acquisition. The fair value of the previously held equity interests was estimated based on the purchase price per share as of the acquisition date.

The Company expects the acquisition to support its strategy to facilitate the Group’s long-term goal to develop specialized hospital chains in cancer / oncology treatment services including diagnostic imaging, radiation oncology treatment and medical oncology treatment. Goodwill arising from this acquisition was attributable to the synergies expected from the combined operations of proton hospitals, the assembled workforce and their knowledge and experience in the PRC. The goodwill recognized was not expected to be deductible for income tax purpose.

Disposal of CMS Radiotherapy Holdings Limited (“CMS (USA)”)

On January 25, 2016, Ascendium entered into an agreement to transfer 100% interest of CMS (USA), a BVI company previously incorporated by Ascendium in October 2013, to Beijing Allcure Medical Technology Co., Ltd. (“JWYK”), a related party, with consideration of RMB8,594. The purchase consideration was paid on November 10, 2016, while the transfer registration was completed on May 3, 2018. A gain on disposal of subsidiary of RMB3,341 was recognized in consolidated statements of comprehensive loss for the year ended December 31, 2018.

For the year ended December 31, 2019

Acquisition of Tianjin Jiatai, SH Rongchi, Oriental, Heze MZJH, Wuxi MZJH and SH MZJH (“Tianjin Jiatai Group”)

On July 22, 2019, Wuxi Concord entered into an agreement with Tianjin Jiatai, to purchase its 90% equity interests in Wuxi MZJH at a consideration of RMB27,000. On September 19, 2019, Guofu Huimei entered into an agreement with ZR Guofu to purchase its investment of 77.18% equity interests in Tianjin Jiatai Group at a cash consideration of RMB421,730 (US$60,578). The above transactions are entered into in conjunction of each other and therefore, are accounted for as a single transaction.On November 13, 2019, ZR Guofu signed another agreement with the Group and Tianjin Jiatai Group to withdraw from Tianjin Jiatai Group. As a result of ZR Guofu’s withdrawal, the Group became the sole shareholder of Tianjin Jiatai Group. The Group completed the related commercial registration on November 18, 2019. The Group consolidated Tianjin Jiatai Group upon the commercial registration completed. The Group expects the acquisition to support its strategy to develop specialized hospital chains in cancer and oncology treatment services, including diagnostic imaging, radiation oncology treatment and medical oncology treatment.

The fair value of the gross assets acquired during the acquisition is not concentrated in a single identifiable asset or a group of similar identifiable assets and it meets the definition of a business and was accounted for as business acquisition under ASC 805.

The aggregate purchase price allocation includes acquisition of certain entities which were equity method investees of the Group prior to the acquisitions and settlement of pre-existing receivables and payable between the Tianjin Jiatai Group and the Group. The Group recorded a re-measurement gain relating to its pre-existing equity interest of RMB31,898 (US$ 4,582) as other income in the consolidated income statement for the year ended December 31, 2019. The Company applied the equity method of accounting by recognizing its share of the profit or loss in these equity method investees up to their respective dates of acquisition. The fair value of the previously held equity interests was estimated based on the purchase price per share as of the acquisition date.  Further the acquisition effectively settled preexisting receivables and payables between the Group and the acquired entities.  The following is a reconciliation of the total purchase consideration for the acquisition:

RMB
- Cash consideration	421,730
- Fair value of previously hold equity interests	407,998
- Settlement of amounts due to Tianjin Jiatai Group (including the mandatorily redeemable noncontrolling interest in SP and purchase consideration of Wuxi MZJH)	(675,854)
- Settlement of advance from suppliers	(94,530)
- Settlement of other receivables	84,715
Total	144,059

The Group, with the assistance of an independent third-party valuation firm, assessed the fair values of the acquired identifiable assets and liabilities assumed. The following table summarizes the purchase consideration and fair values of the assets acquired and liabilities assumed as of the acquisition date:

RMB
Current assets	9,451
Property, plant and equipment, net	53,649
Intangible assets	89,000
Goodwill	45,272
Current liabilities	(31,063)
Deferred tax liabilities	(22,250)
Total	144,059

The acquired intangible assets primarily include operating license for hospitals of RMB84,000 and a favorable lease contract of RMB5,000. The estimated amortization period of the operating licenses and favorable lease contract was 20 years and 17 years, respectively. The Group recognized RMB 45,272 (US$6,503) in goodwill arising from this acquisition, attributed to the synergies it expects from the combined operations of proton hospitals, the assembled workforce and their knowledge and experience in the PRC. The goodwill recognized is not deductible for income tax purposes.

The following unaudited supplemental pro forma consolidated financial information for the years ended December 31, 2018 and 2019 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what the combined company’s operating results would have been had the acquisition taken place on January 1, 2018, nor do they project the future results of operations of the combined company. The actual results of operations of the combined company may differ significantly from the pro forma adjustments reflected here due to many factors.

	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2018	2019	2019
	RMB	RMB	US$

Net revenues	186,086	193,251	27,759
Net loss	(376,130)	(589,774)	(84,716)

The results of operations of Tianjin Jiatai, SH Rongchi, Oriental, Heze MZJH, SH MZJH and Wuxi MZJH since the acquisition date included in the consolidated statement of comprehensive loss of the Company for the year ended December 31, 2019 is as follows:

	For the Years Ended December 31,
	2019
	RMB	US$

Net revenues	366	53
Net loss	(7,902)	(1,135)

For the year ended December 31, 2020

Acquisition of New Spring Group

In March 2020, MHM entered into a share purchase agreement with a third party, Guangzhou New Spring Hospital Management Co., Ltd (“New Spring Management”), to purchase 70% or 14,000,000 shares of New Spring Management with a consideration of RMB8,400. The business substance of the purchase was to acquire Guangzhou New Spring Hospital Clinic (“New Spring Clinic”), which was a wholly owned subsidiary of New Spring Management located in downtown Guangzhou, to attract more patients for the Group’s self-built cancer hospital in the suburb of Guangzhou.

According to the agreement, the first to third instalment amounted to RMB7,560 in aggregate and was fully paid by MHM on the acquisition date, while the remaining RMB840 had been paid 6 months after the acquisition date as the original shareholder has fulfilled their obligation related to the acquisition. The acquisition date was on April 21, 2020 when the change of New Spring Management’s register information was completed. The fair value of the gross assets acquired during the acquisition is not concentrated in a single identifiable asset or a group of similar identifiable assets and it meets the definition of a business and was accounted for as business acquisition under ASC 805.

The purchase price allocation was as follows:

RMB
Cash consideration in agreement	8,400
Non-controlling interest	3,078
Total	11,478

The Group, with the assistance of an independent third-party valuation firm, assessed the fair values of the acquired identifiable assets and liabilities assumed. The following table summarizes the purchase consideration and fair values of the assets acquired and liabilities assumed as of the acquisition date:

RMB
Current assets	424
Property, plant and equipment, net	3,281
Intangible assets	5,053
Goodwill	3,213
Long-term deferred and other non-current	1,202
Current liabilities	(445)
Deferred tax liabilities	(1,250)
Total	11,478

Disposal of CHS

According to SPA, the share transfer price only included cash consideration of RMB 247,803, no other tangible or intangible assets, financial instruments or contingent consideration were specified. The cash consideration was firstly net off by settlement of the intercompany balance due from CHS of RMB602. The Group further paid a commission fee directly related to the transaction of RMB44,039, which was also accounted for a net off the cash consideration. Management evaluated the valuation of the retained 10% noncontrolling investment with the assistance of external valuer. As the transaction was not a related party transaction, the transfer price was considered a fair reflection of the 90% of the entity value. The valuer further considered the discount rate lack of control “DLOC” by comparing similar business combination cases in the same healthcare industry. The DLOC was finalized at 17% and the valuation of the retained noncontrolling investment was determined at RMB 22,925. There was no noncontrolling interest in CHS before the transaction. The carrying amount of the assets and liabilities of CHS was RMB235,714. With a foreign currency translation of RMB5,267, as a result, a loss on disposal of CHS of RMB14,894 was recognized in the consolidated statements of comprehensive loss for 2020.

This disposal does not represent a strategic shift on the Company’s major business and have no major effect on the Company’s results of operations, the disposal of the entity does not qualify as discontinued operation.

The breakdown of assets and liabilities as of November 19, 2020 (the disposal date), were as follows:

	RMB	US$
Current assets	4,909	752
Other non-current assets	257,368	39,443
Current liabilities	(26,024)	(3,988)
Non-current liabilities	(539)	(83)
Net assets disposed	235,714	36,124

The breakdown of disposal loss are as summarized below:

	RMB	US$
Cash proceeds	247,803	37,977
Settlement of amount due from CHS	(602)	(92)
Commission fee	(44,039)	(6,749)
Fair value of retained noncontrolling investment	22,925	3,513
Disposition of net assets	(235,714)	(36,124)
Foreign currency translation	(5,267)	(808)
Loss on disposal of CHS	(14,894)	(2,283)

As the remaining investment only represented 10% voting shares in CHS and the Group did not retain any seats in board, management considered the Group in fact lost the ability to exercise significant influence over operating and financial policies of CHS. The remaining equity investment did not have readily determinable fair value, management elected to measure the remaining investment using measurement alternative at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. As at December 31, 2020, management determined there is no impairment indicator or any observable price change to the investment as the disposition date was near year end.